CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Senior Notes	$ 4,249	$ 4,534
Cumulative redeemable preferred stock, shares authorized	50
Cumulative redeemable preferred stock, shares outstanding	0	4
Common stock, par value	$ 0.01
Common stock, shares authorized	1,050
Common stock, shares outstanding	675.6	646.3
HOST HOTELS & RESORTS, INC.
Senior Notes	4,249	4,534
Cumulative redeemable preferred stock, liquidation preference	0	100
Cumulative redeemable preferred stock, shares authorized	50	50
Cumulative redeemable preferred stock, shares issued	0	4
Cumulative redeemable preferred stock, shares outstanding	0	4
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,050	1,050
Common stock, shares issued	675.6	646.3
Common stock, shares outstanding	675.6	646.3
HOST HOTELS & RESORTS, INC. | Exchangeable Debentures
Senior Notes	1,156	1,123
HOST HOTELS & RESORTS L.P.
Senior Notes	4,249	4,534
HOST HOTELS & RESORTS L.P. | Exchangeable Debentures
Senior Notes	1,156	1,123
Exchangeable Debentures
Senior Notes	$ 1,156